Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the year	$ 515.8	$ 403.3
Acquisition costs deferred	994.6	496.9
Amortization of deferred policy acquisition costs	(723.8)	(384.4)	$ 250.1
Balance at the end of the year	$ 786.6	$ 515.8	$ 403.3